Net Loss Per Share Attributable to Common Stockholders Schedule of Earnings Per Share Reconciliation (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Schedule Of Earnings Per Share Reconciliation [Abstract]
Net loss attributable to common stockholders	$ (6,875)	$ (7,935)	$ (19,332)	$ (7,960)	$ (15,060)		$ (35,293)
Weighted-average common shares outstanding - basic and diluted (in shares)	4,674,079	4,662,287	4,668,826	4,649,345	4,650,920	[1]	4,605,692	[1]
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (1.47)	$ (1.70)	$ (4.14)	$ (1.71)	$ (3.24)	[1]	$ (7.66)	[1]

[1]	Prior period disclosures have been adjusted to reflect the impact of the one-for-ten reverse stock split that took effect on April 23, 2013, as discussed in Note 2.